                                                                   ANNUAL REPORT
                                                                        10.31.02


PIMCO CORPORATE INCOME FUND


[PCN LISTED NYSE LOGO]

                          CONTENTS
                          Letter to Shareholders                               1

                          Market Review & Outlook                              2

                          Performance & Statistics                             4

                          Schedule of Investments                              6

                          Statement of Assets and Liabilities                 13

                          Statement of Operations                             14

                          Statement of Changes in Net Assets                  15

                          Notes to Financial Statements                       16

                          Financial Highlights                                21

                          Report of Independent Accountants                   22

                          Tax Information, Dividend Reinvestment Plan/
                             Other Information                                23

                          Board of Trustees Information                       25

                                                                         PIMCO
                                                                      ADVISORS

PIMCO CORPORATE INCOME FUND  LETTER TO SHAREHOLDERS

                                                               December 10, 2002

Dear Shareholder:

PIMCO Advisors Fund Management LLC is pleased to provide you with the initial annual report for the PIMCO Corporate Income Fund (the "Fund"), for the period December 21, 2001 (commencement of operations) through October 31, 2002.

The Fund's abbreviated first fiscal period was marked by an onslaught of disheartening financial news. Despite the market's recent upswing, disappointing corporate earnings and talk of a double-dip recession have left many stock investors wondering where the markets are headed next.

Poor economic news can actually be good news for bonds, as often investors flee stocks and riskier securities and flock to the relative stability of fixed income securities. Unfortunately, this was not the case for the corporate bond sector. Accounting scandals, high profile downgrades and the resulting loss of consumer confidence took its toll. The end result was that corporate bonds trailed the broad bond market during the past year.

During this difficult period, the Fund's portfolio managers sought to protect shareholder assets and achieve the Fund's objectives by adhering to PIMCO's time-tested total return philosophy.

We certainly cannot predict what the next few months or years hold. But, as always, we stand behind a few tried-and-true investment strategies, such as maintaining a well-diversified portfolio and investing for the long term.

If you have questions concerning this report or your investment, please contact your financial advisor. You can also call PIMCO Advisors Fund Management at 1-800-331-1710 or visit our web site at www.pimcoadvisors.com.

Thank you for choosing PIMCO Funds. We highly value your business.

Sincerely,

/s/ Stephen Treadway                        /s/ Brian S. Shlissel

Stephen Treadway                            Brian S. Shlissel
Chairman                                    President, Chief Executive Officer

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. There is no guarantee that these or any other investment techniques will be effective under all market conditions. The credit quality of the investment in the portfolio does not apply to the stability or safety of the Fund. Diversification does not ensure against loss.

PIMCO CORPORATE INCOME FUND  MARKET REVIEW & OUTLOOK

The PIMCO Corporate Income Fund's performance from its inception in December 2001, through October 31, 2002, reflects the general downturn in the corporate bond market (see following pages for complete performance information). Below, the Fund's portfolio management team provides insight into the market environment, as well as the Fund's strategy going forward.

Q. COULD YOU SUMMARIZE WHAT HAPPENED IN THE CORPORATE BOND MARKET SINCE DECEMBER 2001?

A. While bonds in general continued to perform well over most of this period, corporates trailed the broad bond market. Sluggish economic growth and fear of war with Iraq drove investors away from stocks and toward bonds. But, this same risk aversion, coupled with the highly publicized scandals at WorldCom and Enron, kept investors away from corporate issues. Fears eventually escalated to the point where there were so few buyers that the corporate bond market became virtually illiquid. Many companies made efforts to rehabilitate their credit quality with layoffs, and other cost cutting techniques. While these efforts failed to fully reassure investors, the corporate bond market did improve somewhat. Within the corporate bond market there was continued yield disparity between credit qualities, with lower quality credit yields rising as investors sought the stability of higher quality issues.

Q. WHAT WERE THE TOP PERFORMING CORPORATE BOND SECTORS?

A. On a relative basis, higher quality bonds outperformed lower quality bonds. And in terms of sectors, we saw strength in the defensive sectors, those that traditionally do well during periods of economic downturn. These sectors included lodging and healthcare. Certain cyclical industries also performed well, benefiting from sustained consumer spending. In contrast, energy-pipeline and telecom significantly underperformed during this period, plagued by concerns over weak profits and poor liquidity. Telecom recovered somewhat during the last month, but corporates in general were still weighed down by poor performances from the financial services and utilities sectors.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND THE CORPORATE BOND MARKET?

A. Going forward, we expect solid consumer spending and a resilient housing sector to support a modest economic recovery. Within the corporate market, we expect continued volatility. Corporations have taken steps to win back investor confidence, but they still have a long way to go. Layoffs, inventory liquidation, and cuts in business investment have helped to repair balance sheets and shore up cash flows. However, we foresee additional downgrades, which will slow down the process. Another risk is that consumers will take their cue from corporations and reduce spending -- a sort of "infectious thrift." Current Federal Reserve policy lessens this risk, however, and we believe the Federal Reserve will remain accommodative going forward.

PIMCO CORPORATE INCOME FUND  MARKET REVIEW & OUTLOOK

Q. WHAT ARE YOUR PLANS FOR THE FUND, GIVEN THIS ENVIRONMENT?

A. We do not anticipate making any substantive changes to our strategy going forward. Gradual improvement in balance sheets and corporate credit quality should start restoring investors' risk appetite. In anticipation of that, we intend to maintain our exposure to telecom and energy pipelines. Despite underperformance over the last six months, we believe these issues have strong asset coverage and have already factored in any downside risk from a weakening economy or a conflict with Iraq. Utilities will continue to be part of our more defensive strategy. This market environment favors utility issues, which provide stable cash flows and strong market positions. Finally, we plan to avoid credits in consumer-related sectors, as we believe this sector is already fully valued.

PIMCO CORPORATE INCOME FUND  PERFORMANCE SUMMARY AND STATISTICS

    SYMBOL: PCN                        PRIMARY INVESTMENTS:                 FUND INCEPTION DATE:
    OBJECTIVE:                         U.S dollar-denominated corporate     12/21/01
    PIMCO Corporate Income Fund        debt obligations of varying
    seeks to provide high current      maturities and other corporate       NET ASSETS:
    Income. Capital preservation       Income-producing securities.         $730.0 million (as of 10/31/02)
    and appreciation are
    secondary objectives.                                                   PORTFOLIO MANAGERS:
                                                                            Raymond Kennedy,
                                                                            David Hinman


  CUMALITIVE TOTAL RETURN

  FOR THE PERIOD ENDED 10/31/02                  ON COMMON SHARE PRICE          ON NAV
  ------------------------------------------------------------------------------------
  Since Commencement of Operations (12/21/01)            -5.30%                 -8.13%

[CHART]

COMMON SHARE PRICE PERFORMANCE (WEEKLY)

For periods ended 10/31/02

Corporate Income Fund at Market Price

Corporate Income Fund at NAV

PCN Equity

DATE                     NAV       MARKET PRICE
     12/22/2005         14.30         15.03
     12/29/2005         14.29         15.05
       1/5/2006         14.33         15.08
      1/12/2006         14.50         15.05
      1/19/2006         14.48         15.15
      1/26/2006         14.40         15.00
       2/2/2006         14.40         15.04
       2/9/2006         14.33         15.03
      2/16/2006         14.21         14.99
      2/23/2006         14.06         14.88
       3/2/2006         14.05         14.85
       3/9/2006         13.96         15.00
      3/16/2006         13.81         14.79
      3/23/2006         13.86         14.44
      3/30/2006         13.89         14.29
       4/6/2006         14.09         14.72
      4/13/2006         14.03         14.65
      4/20/2006         14.11         14.65
      4/27/2006         14.13         14.54
       5/4/2006         14.01         14.83
      5/11/2006         13.85         14.92
      5/18/2006         13.71         14.75
      5/25/2006         13.83         14.77
       6/1/2006         13.95         14.84
       6/8/2006         13.94         14.88
      6/15/2006         13.85         14.94
      6/22/2006         13.83         14.63
      6/29/2006         13.20         14.76
       7/6/2006         12.98         14.54
      7/13/2006         13.05         14.52
      7/20/2006         12.98         14.39
      7/27/2006         12.10         13.65
       8/3/2006         12.35         13.75
      8/10/2006         12.23         13.44
      8/17/2006         12.01         13.79
      8/24/2006         12.54         13.38
      8/31/2006         12.69         13.55
       9/7/2006         12.72         14.29
      9/14/2006         12.82         14.50
      9/21/2006         12.75         14.32
      9/28/2006         12.55         14.05
      10/5/2006         12.35         14.23
     10/12/2006         11.84         13.38
     10/19/2006         11.71         12.73
     10/26/2006         11.86         12.69
     10/31/2002         12.26         13.24

[CHART]

MONTHLY DIVIDENDS PER COMMON SHARE FOR
LAST SIX MONTHS

For periods ended 10/31/02

May     $0.10625
June    $0.10625
July    $0.10625
Aug     $0.10625
Sept    $0.10625
Oct     $0.10625

PIMCO CORPORATE INCOME FUND  PERFORMANCE SUMMARY AND STATISTICS

CREDIT QUALITY                       (AS A % INVESTED)
-------------------------------------------------------
AAA                                                  7%
-------------------------------------------------------
AA                                                   4%
-------------------------------------------------------
A                                                   16%
-------------------------------------------------------
BBB                                                 43%
-------------------------------------------------------
BB                                                  23%
-------------------------------------------------------
B                                                    7%
-------------------------------------------------------
WEIGHTED AVERAGE QUALITY                           BAA
-------------------------------------------------------

PORTFOLIO STATISTICS
-------------------------------------------------------
Market Price                                  $  13.24
-------------------------------------------------------
Net Asset Value                               $  12.25
-------------------------------------------------------
Market Yield                                      9.63%
-------------------------------------------------------
Fund Net Assets (millions)                    $  730.0
-------------------------------------------------------
Average Effective Maturity (years)                5.99
-------------------------------------------------------
Average Duration (years)                          4.36
-------------------------------------------------------

[CHART]

PORTFOLIO COMPOSITION                   (TOP 5 SECTORS)
-------------------------------------------------------
Multi-Media                                          7%
Airlines                                             7%
Miscellaneous                                       10%
Finance & Insurance                                 11%
Telecommunications                                  19%


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The calculation assumes that all income dividends by the Fund have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. An investment in the Fund involves risk, including the loss of principal. Investment return, price, yields and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value (NAV) per common share is total assets less total liabilities divided by the number of common shares outstanding. Duration is a measure of the fund's price sensitivity expressed in years. The credit quality of the investment in the portfolio does not apply to the stability or safety of the Fund. Certain securities are not rated by a nationally recognized rating agency. In these circumstances, the Fund's sub adviser assigns a rating to these securities based upon their analysis of the issuers credit quality. Holdings are subject to change daily. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.

PIMCO CORPORATE INCOME FUND  SCHEDULE OF INVESTMENTS
October 31, 2002

 PRINCIPAL
    AMOUNT                                                                        CREDIT RATING*
     (000)                                                                         (MOODY'S/S&P)          VALUE**
-----------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS--92.2%

CORPORATE BONDS & NOTES - 86.5%

AIRLINES - 7.4%
               American Airlines, Inc., pass thru certificates,
$    7,284      6.978%-7.858%, 4/1/11-10/1/11                                        Baa1/AA        $   6,614,636
     2,000      7.024%, 10/15/09, Ser. 99-1                                          Baa1/AA            1,821,571
       589      9.71%, 1/2/07, Ser. 91-A                                             Ba2/BB+              428,190
               Continental Airlines, Inc., pass thru certificates,
    10,000      6.503%, 6/15/11, Ser. 01-1                                          Baa1/AA-            7,583,812
       426      7.461%, 4/1/15, Ser. 971A                                            Baa1/A+              326,476
    10,000     Delta Airlines, Inc., pass thru certificates,
                7.57%, 11/18/10, Ser. 00-1                                           A3/AA              9,109,802
     4,573     Northwest Airlines Corp., pass thru certificates,
                7.575%, 3/1/19, Ser. 992A                                            A3/AA-             4,066,718
       700     United Airlines, Inc., 10.36%, 11/13/02, Ser. 91C                     Caa2/B-              224,854
               United Airlines, Inc., pass thru certificates,
     4,010      2.02625%, 3/2/04, Ser. 97A(b)                                       Baa3/BBB-           3,010,639
     6,500      6.201%, 9/1/08, Ser. 01-1                                           Baa3/BBB            4,645,503
     4,908      7.186%, 4/1/11, Ser. 00-2                                           Baa3/BBB            3,490,659
     5,600      7.73%, 7/1/10, Ser. 00-1                                            Baa3/BBB            3,986,892
               US Airways, Inc., pass thru certificates,
     7,871      6.76%, 4/15/08, Ser. A++                                            Baa3/BB+            6,219,398
     3,650      6.85%-8.36%, 1/30/18-1/20/19, Ser. 98-1-99-1                        Baa3/BBB+           2,849,078
                                                                                                    -------------
                                                                                                       54,378,228
                                                                                                    =============
AUTOMOTIVE - 0.3%
     1,800     TRW Inc., 7.125%, 6/1/09                                             Baa2/BBB            1,907,933
                                                                                                    -------------
BANKING - 0.8%
     5,625     Colonial Bank, 9.375%, 6/1/11                                        Ba1/BBB-            6,074,719
                                                                                                    -------------
CHEMICALS - 1.0%
     1,625     Arco Chemical Co., 9.375%, 12/15/05                                   Ba3/BB             1,560,000
     3,250     Equistar Chemical L.P., 8.75%-10.125%, 9/1/08-2/15/09                 B1/BB+             2,848,911
     3,375     Lyondell Chemical Co., 9.625%, 5/1/07, Ser. A                         Ba3/BB             3,231,562
       200     OM Group, Inc., 9.25%, 12/15/11,                                      B3/B+                 79,000
                                                                                                    -------------
                                                                                                        7,719,473
                                                                                                    =============
DIVERSIFIED MANUFACTURING - 1.5%
    14,574     Tyco International Group SA., 4.375%-6.75%, 11/19/04-2/15/11         Ba2/BBB-           11,288,308
                                                                                                    -------------
ELECTRONICS - 5.9%
     4,500     BRL Universal Equipment Corp., 8.875%, 2/15/08                        Ba3/BB-            4,635,000
     4,000     Edison International, Inc., 6.875%, 9/15/04                            B3/B-             3,400,000
     5,000     Ipalco Enterprises, Inc., 7.625%, 11/14/11                           Baa1/BB-            4,157,615
     4,500     Kansas Gas & Electric Co., 6.20%, 1/15/06                             Ba1/BB+            4,240,755
     5,000     Mirant Americas Generation, Inc., 8.30%, 5/1/11                       Ba3/BB             2,125,000
     5,000     Northwestern Corp., 8.75%, 3/15/12                                     NR/NR             3,675,685
    17,590     Pinnacle Partners, 8.83%, 8/15/04(a)                                  Ba1/BB+           13,557,088
     7,000     Oncor Electric Delivery Co., 6.375%, 5/1/12(a)(c)                     A3/BBB             7,134,547
                                                                                                    -------------
                                                                                                       42,925,690
                                                                                                    =============

6

PIMCO CORPORATE INCOME FUND  SCHEDULE OF INVESTMENTS
October 31, 2002

 PRINCIPAL
    AMOUNT                                                                        CREDIT RATING*
     (000)                                                                         (MOODY'S/S&P)          VALUE**
-----------------------------------------------------------------------------------------------------------------
ENERGY - 3.6%
$    3,750     Dynegy Holdings, Inc., 8.125%, 3/15/05                                 B3/B-         $   1,031,250
     6,000     Edison Mission Energy, 7.73%-10.00%, 8/15/08-6/15/09                 Baa3/BBB-           2,530,000
       600     El Paso Corp., 6.75%, 5/15/09                                        Baa2/BBB              396,560
     5,000     MidAmerican Energy Hldgs., 5.875%, 10/1/12(a)(c)                     Baa3/BBB-           4,923,175
     2,000     Northern State Pwr., 8.00%, 8/28/12,(a)                               A3/BBB+            2,127,380
     2,000     Peabody Energy Corp., 9.625% 5/15/08, Ser. B                           B1/B+             2,110,000
     1,850     PG&E Gas Transmission, 7.10%, 6/1/05                                  Ba1/BB-            1,803,400
       250     Transcontinental Gas Pipe Corp. 8.875%, 7/15/12(a)                    Ba2/B+               245,000
    17,000     Williams Cos., Inc., 7.125%-9.25%, 3/15/04-9/1/11                      B1/B             11,025,000
                                                                                                    -------------
                                                                                                       26,191,765
                                                                                                    =============
FINANCIAL SERVICES - 5.1%
     1,799     Beaver Valley Funding Corp., 8.625%-9.00%, 6/1/07-6/1/17             Baa3/BBB-           1,918,514
     1,000     BlueWater Finance Ltd., 10.25%, 2/15/12                                B1/B+               925,000
     1,000     CIT Group, Inc., 6.50%, 2/7/06                                         A2/A                997,282
     5,000     Ford Motor Co. Capital Trust, 7.25%, 10/25/11                        A3/BBB+             4,375,805
    15,000     General Motors Acceptance Corp.,
                6.125%-6.875%, 8/28/07-9/15/11                                       A2/BBB            13,934,685
     7,500     Household Finance Corp., 6.75%-7.00%, 5/15/11-5/15/12                  A2/A-             6,698,375
     3,000     MBNA Corp., Ser. MTNF, 7.50%, 3/15/12                                Baa2/BBB            3,057,369
     5,000     Sets Trust No. 2002-3, 8.85%, 4/2/07(a)++                              NR/NR             5,241,500
                                                                                                    -------------
                                                                                                       37,148,530
                                                                                                    =============
FINANCING - 1.5%
       450     Pemex Proj. Master Trust, 8.00%, 11/15/11(a)                         Baa1/BBB-             464,625
    10,000     TIERS Principal Protected Trust, 8.41%, 3/22/07(a)++                  Ba3/BB-           10,620,641
                                                                                                    -------------
                                                                                                       11,085,266
                                                                                                    =============
FOOD SERVICES - 0.8%
     5,000     IBP, Inc., 7.95%, 2/1/10                                             Baa3/BBB            5,616,610
        20     Smithfield Foods Inc., 7.625%, 2/15/08                                Ba3/BB+               19,600
       300     Yum! Brands, Inc., 7.45%, 5/15/05                                     Ba1/BB               314,625
                                                                                                    -------------
                                                                                                        5,950,835
                                                                                                    =============
HEALTHCARE & HOSPITALS - 3.5%
     4,100     Beverly Enterprises, Inc., 9.00%-9.625%, 2/15/06-4/15/09               B1/B+             3,341,500
     3,000     HCA Inc., 7.875%, 2/1/11                                             Ba1/BBB-            3,222,891
               Healthsouth Corp.,
     4,000      3.25%, 4/1/03                                                         B2/B+             3,850,000
     7,000      7.00%-8.375%, 6/15/08-10/1/11                                        Ba3/BB             5,505,000
     1,510     Manor Care, Inc., 8.00%, 3/1/08                                       Ba1/BBB            1,562,850
     7,000     McKesson Corp., 7.75%, 2/1/12                                        Baa2/BBB            7,871,444
                                                                                                    -------------
                                                                                                       25,353,685
                                                                                                    =============
HOTELS/GAMING - 2.7%
     1,766     Circus Circus Enterprises, Inc., 6.45%-6.70%, 2/1/06-11/15/96         Ba2/BB+            1,771,027
       900     Jupiters Ltd., 8.50%, 3/1/06                                          Ba2/BB+              904,500
       500     Mandalay Resort Group, 9.375%, 2/15/10                                Ba3/BB-              523,750
     3,640     MGM Mirage, Inc., 6.625%-6.75%, 2/1/05-2/1/08                        Ba1/BBB-            3,649,741
               Park Place Entertainment Corp.,
     4,175      7.875%-8.125%, 12/15/05-5/15/11++                                    Ba2/BB+            4,216,312
     3,000      8.50%, 11/15/06++                                                   Ba1/BBB-            3,123,258
               Starwood Hotels & Resorts,
       475      6.75%, 11/15/03-11/15/05                                            Ba1/BBB-              470,351
     5,000      7.375%, 5/1/07(a)++                                                 Ba1/BBB-            4,800,000
                                                                                                    -------------
                                                                                                       19,458,939
                                                                                                    =============

                                                                               7

PIMCO CORPORATE INCOME FUND  SCHEDULE OF INVESTMENTS
October 31, 2002

 PRINCIPAL
    AMOUNT                                                                        CREDIT RATING*
     (000)                                                                         (MOODY'S/S&P)          VALUE**
-----------------------------------------------------------------------------------------------------------------
MACHINERY - 0.2%
$    2,000     Case Corp., 6.26%, 12/1/03, Ser. B                                    Ba2/BB         $   1,890,566
                                                                                                    -------------
MANUFACTURING - 0.1%
       500     Dresser, Inc., 9.375%, 4/15/11                                         B2/B                472,500
                                                                                                    -------------
MEASURING INSTRUMENTS - 0.0%
       300     Fisher Scientific International, Inc., 9.00%, 2/1/08                   B3/B                312,000
                                                                                                    -------------
MEDICAL PRODUCTS - 0.2%
       400     AmericanSourceBergen Corp., 8.125%, 9/1/08                            Ba3/BB-              430,000
        75     Beckman Coulter, Inc. 7.05%, 6/1/26                                  Baa3/BBB               84,613
     1,000     Fresenius Medical Care AG, 7.875%, 6/15/11                            Ba2/B+               790,000
                                                                                                    -------------
                                                                                                        1,304,613
                                                                                                    =============
METALS/MINING - 0.1%
       400     Ball Corp., 8.25%, 8/1/08                                             B1/BB-               416,000
       200     Century Aluminum Co., 11.75%, 4/15/08                                 Ba3/BB-              185,000
                                                                                                    -------------
                                                                                                          601,000
                                                                                                    =============
MISCELLANEOUS - 9.5%
     5,426     Cedar Brakes II LLC., 9.875%, 9/1/13                                 Baa3/BBB-           3,923,528
     2,000     Gemstone Investors Ltd. 7.71%, 10/31/04(a)                           Baa3/BBB            1,522,048
     1,200     Golden State Holdings, 7.125%, 8/1/05                                 Ba1/BB+            1,300,958
    57,376     Morgan Stanley TRACERS, 7.252%, 9/15/11(a)                             A3/NR            61,962,293
     1,000     Service Corp., International 6.875%, 10/1/07                          B1/BB-               830,000
                                                                                                    -------------
                                                                                                       69,538,827
                                                                                                    =============
MULTI-MEDIA - 5.6%
    10,000     AOL Time Warner Inc., 6.875%, 5/1/12                                 Baa1/BBB+           9,899,280
     6,360     British Sky Broadcasting Group,
                6.875%-8.20%, 10/15/06-7/15/09                                       Ba1/BB+            6,344,203
     1,000     CF Cable TV, Inc., 9.125%, 7/15/07                                    Ba3/B+             1,052,836
     5,455     Charter Communications Holdings LLC,
                8.25%-10.75%, 4/1/07-10/1/09                                          B2/B+             2,410,425
               Clear Channel Communications Inc.,
     3,000      8.00%, 11/1/08                                                      Ba1/BBB-            3,176,250
     5,000      8.125%, 12/15/07, Ser. B                                             Ba2/BB+            5,225,000
               CSC Holdings Inc.,
     2,208      7.25%-7.625%, 7/15/08-4/1/11, Ser. B                                 B1/BB-             1,821,080
     5,625      8.125%, 7/15/09-8/15/09, Ser. B                                      B1/BB-             4,696,875
     2,000     Liberty Media Corp., 7.875%, 7/15/09                                 Baa3/BBB-           2,078,768
     1,610     News America, Inc., 6.75%, 1/9/38                                    Baa3/BBB-           1,564,292
       350     Sinclair Broadcast Group, 8.75%, 12/15/07                              B2/B                365,750
     2,000     Univision Communications, Inc., 7.85%, 7/15/11                       Baa3/BB+            2,131,114
                                                                                                    -------------
                                                                                                       40,765,873
                                                                                                    =============
OIL & GAS - 5.4%
     1,000     AmeriGas Partners, L.P. 8.875%, 5/20/11                               Ba3/BB-            1,025,000
        45     Belco Oil & Gas Corp., 8.875%, 9/15/07, Ser. B                        Ba3/BB-               46,575
     2,850     Cheaspeake Energy Corp., 8.375%, 11/1/08                               B1/B+             2,928,375
    10,500     Coastal Corp., 6.375%-7.75%, 9/1/08-6/15/10                          Baa3/BBB            7,638,363
               Forest Oil Corp.,
     1,000      8.00%, 6/15/08                                                       Ba3/BB             1,065,000
     2,000      8.00%, 12/15/11                                                       NR/NR             2,120,000
     3,750     Hanover Equip. Trust, 8.50%, 9/1/08(a)                                B1/BB-             3,581,250
     1,500     Parker Drilling Co., 9.75%, 11/15/06, Ser. D                           B1/B+             1,462,500

8

PIMCO CORPORATE INCOME FUND  SCHEDULE OF INVESTMENTS
October 31, 2002

 PRINCIPAL
    AMOUNT                                                                        CREDIT RATING*
     (000)                                                                         (MOODY'S/S&P)          VALUE**
-----------------------------------------------------------------------------------------------------------------
OIL & GAS (CONTINUED)
$    4,265     Pioneer Natural Resource Co., 6.50%-8.25%, 8/15/07-1/15/08            Ba1/BB+        $   4,465,449
     1,550     Pogo Producing Co., 8.25%-8.75%, 5/15/07-4/15/11, Ser. B               B1/BB             1,626,250
       300     SESI LLC, 8.875%, 5/15/11                                             B1/BB-               301,500
     4,700     Vintage Petroleum, Inc., 8.625%, 2/1/09                                B1/B              4,629,500
     5,000     Weatherford International, Inc., 6.625%, 11/15/11                    Baa1/BBB+           5,473,399
     1,515     Western Gas Resources, Inc., 10.00%, 6/15/09                          Ba3/BB-            1,598,325
     1,300     XTO Energy Inc., 8.75%, 11/1/09, Ser. B                               Ba3/BB-            1,361,750
                                                                                                    -------------
                                                                                                       39,323,236
                                                                                                    =============
PAPER - 1.5%
     1,000     Abitibi-Consolidated Inc., 6.95%, 4/1/08                             Baa3/BBB-             997,476
     6,640     Boise Cascade Co., 7.50%-9.45%, 2/1/08-11/1/09                       Baa3/BB+            7,084,713
     4,500     Georgia-Pacific Corp., 8.125%-9.50%, 5/15/22-6/15/23                  Ba1/BB+            3,247,697
                                                                                                    -------------
                                                                                                       11,329,886
                                                                                                    =============
PRINTING/PUBLISHING - 1.7%
     2,650     Garden State Newspapers, Inc., 8.75%, 10/1/09, Ser. B                  B2/B+             2,643,375
     5,500     Hollinger International, Inc. 9.25%, 2/1/06-3/15/07                    Ba3/B             5,555,000
     4,250     Quebecor World Inc., 7.75%, 2/15/09                                  Baa2/BBB            4,255,104
                                                                                                    -------------
                                                                                                       12,453,479
                                                                                                    =============
REAL ESTATE - 3.2%
     9,000     EOP Operating LP, 6.75%-7.00%, 7/15/11-2/15/12                       Baa1/BBB+           9,531,321
     2,700     Healthcare Inc., LP -REIT, 8.00%, 9/12/12                            Ba1/BBB-            2,740,219
     5,000     Regency Centers LP - REIT, 6.75%, 1/15/12                            Baa2/BBB            5,250,230
     5,000     Simon Property Group LP - REIT, 7.75%. 1/20/11                       Baa1/BBB            5,619,545
                                                                                                    -------------
                                                                                                       23,141,315
                                                                                                    =============
RETAIL - 0.7%
     2,405     Gap Inc., 5.625%, 5/1/03                                              Ba3/BB+            2,417,025
     3,000     Ingles Markets, Inc., 8.875%, 12/1/11                                 Ba3/B+             2,700,000
                                                                                                    -------------
                                                                                                        5,117,025
                                                                                                    =============
TELECOMMUNICATIONS - 18.3%
    13,100     AT&T Corp., 7.30%, 11/15/11                                          Baa2/BBB+          12,863,034
     5,000     Citizens Communications Co., 9.25%, 5/15/11                          Baa2/BBB            5,284,360
     3,000     Citizens Communications Utilites Co., 7.60%, 6/1/06                  Baa2/BBB            2,956,863
    15,000     Deutsche Telekom International, 8.00%, 6/15/10                       Baa1/BBB+          16,737,150
     1,950     Echostar Broadband Corp., 10.375%, 10/1/07                             B1/B              2,018,250
     3,000     Echostar DBS Corp., 9.125%, 1/15/09                                    NR/NR             2,977,500
    20,105     France Telecom, 7.75%, 3/1/11                                        Baa3/BBB-          22,221,453
     5,000     Koninklijke KPN NV, 8.00%, 10/1/10                                   Baa3/BBB-           5,631,150
     3,600     Orange PLC 9.00%, 6/1/09                                             Baa3/BBB-           3,915,242
     4,000     Panamsat Corp., 8.50%, 2/1/12(a)                                       Ba3/B             3,620,000
    12,860     Quest Capital Funding, 7.25%, 2/15/11                                Caa1/CCC+           7,201,600
     5,000     Qwest Communications International, Inc.,
                7.50%, 11/1/08, Ser. B                                              Caa1/CCC+           2,600,000
     6,500     Qwest Corp., 7.625%, 6/9/03                                           Ba3/B-             6,305,000
     3,100     Rogers Cantel Inc., 9.375%, 6/1/08                                    Ba3/BB+            2,588,500
    26,000     Sprint Capital Corp. (FON Group),
                6.125%-7.625%, 11/15/08-11/15/28                                    Baa3/BBB-          20,047,831
     5,000     Telus Corp., 7.50%, 6/1/07                                            Ba1/BBB            4,150,000
    15,000     Verizon Global Funding Corp., 0.00%-7.375%, 9/1/12-5/15/21             A1/A+            11,177,525
               WorldCom Inc.,
     5,000      7.375%, 1/15/06(a)(d)                                                 Ca/D                887,500
     2,860      7.50%, 5/15/11(d)                                                     Ca/D                507,650
                                                                                                    -------------
                                                                                                      133,690,608
                                                                                                    =============

                                                                               9

PIMCO CORPORATE INCOME FUND  SCHEDULE OF INVESTMENTS
October 31, 2002

 PRINCIPAL
    AMOUNT                                                                        CREDIT RATING*
     (000)                                                                         (MOODY'S/S&P)          VALUE**
-----------------------------------------------------------------------------------------------------------------
UTILITIES - 3.4%
$    2,000     CMS Energy Corp., 8.90%, 7/15/08                                      Ba3/B+         $   1,501,834
     5,000     NRG Energy, Inc., 7.75%, 4/1/11(d)                                     Ca/CC               975,000
     1,803     NRG South Central LLC, 8.962%, 3/15/16, Ser. A-1(d)                   Caa1/D             1,124,542
     3,670     PSEG Energy Holdings, 9.125%, 2/10/04                                Baa3/BBB-           3,230,675
    10,500     PSEG Power Corp., 7.75%, 4/15/11                                     Baa1/BBB            9,466,863
     9,180     South Point Energy Center, 8.40%, 5/30/12(a)                           B1/BB             5,054,738
     3,500     Tucson Electric Power, 7.50%, 8/1/08, Ser. B                         Ba2/BBB-            3,656,685
                                                                                                    -------------
                                                                                                       25,010,337
                                                                                                    =============
WASTE DISPOSAL - 2.5%
       250     Allied Waste Industries, 7.875%, 3/15/05                              Ba3/BB-              242,374
               Allied Waste North America,
     2,245      7.375%-7.625%, 1/1/04-1/1/06, Ser. B                                 Ba3/BB-            2,219,200
     2,025      8.50%, 12/1/08                                                       Ba3/BB-            1,984,500
    13,000     Waste Management, Inc., 7.375%-7.65%, 8/1/10-3/15/11                  Ba1/BBB           13,651,655
                                                                                                    -------------
                                                                                                       18,097,729
                                                                                                    =============
Total Corporate Bonds & Notes (cost-$694,178,654)                                                     632,532,365
                                                                                                    =============

SOVEREIGN DEBT OBLIGATION - 1.0%

MEXICO - 1.0%
     7,000     United Mexican States,
                8.375%, 1/14/11, (cost-$7,228,051)                                  Baa2/BBB-           7,560,000
                                                                                                    -------------

LOAN PARTICIPATIONS++(e) - 3.6%

CHEMICALS - 0.2%
     1,995     OM Group, Inc., 4.35%, 6/14/07 (Credit Suisse First Boston)(c)         NR/NR             1,556,100
                                                                                                    -------------
CONTAINERS - 0.3%
     2,000     Stone Container Corp., 5.1875%, 6/30/09 (Deutsche Bank
               Trust Co.)(c)                                                          NR/NR             1,973,334
                                                                                                    -------------
ENERGY - 0.1%
    500        Southern Ca. Edison Co. 4.5625%, 3/1/03 (Citicorp USA, Inc.)(c)        NR/NR               497,375
                                                                                                    -------------
METALS - 0.4%
     3,000     Silgan Holdings Inc. 3.87%, 11/30/08 (Deutsche Bank Trust Co.,
               Morgan Stanley Senior Funding, Inc.)(c)                                NR/NR             3,001,251
                                                                                                    -------------
MULTIMEDIA - 1.0%
     2,500     Adelphia Century Cable 4.87%, 6/30/09 (Citicorp USA, Inc.)(c)          NR/NR             1,702,082
     2,500     MGM Studios Term B., 4.85%, 6/30/08 (Bank of America)(c)               NR/NR             2,465,000
     3,000     Univision Communications, Inc. 3.15%-3.41%, 7/18/06
               (Citicorp USA, Inc.)(c)                                                NR/NR             2,930,001
                                                                                                    -------------
                                                                                                        7,097,083
                                                                                                    =============
OIL & GAS - 0.3%
     2,000     Western Resources, Inc. 4.875%, 6/5/05 (JPMorgan Chase Bank)(c)        NR/NR             1,921,250
                                                                                                    -------------
PRINTING/PUBLISHING - 0.4%
     2,993     Readers Digest 4.16%-4.38%, 5/15/08 (JPMorgan Chase Bank)(c)           NR/NR             2,884,644
                                                                                                    -------------
TELECOMMUNICATIONS - 0.7%
     3,500     PanamSat Term B. 5.46%, 2/28/09 (Deutsche Bank Trust Co.)(c)           NR/NR             3,355,625
     2,000     Qwest Dex East 0.00%, 6/30/09 (JPMorgan Chase Bank)(c)                 NR/NR             1,980,000
                                                                                                    -------------
                                                                                                        5,335,625
                                                                                                    =============

10

PIMCO CORPORATE INCOME FUND  SCHEDULE OF INVESTMENTS
October 31, 2002

 PRINCIPAL
    AMOUNT                                                                        CREDIT RATING*
     (000)                                                                         (MOODY'S/S&P)          VALUE**
-----------------------------------------------------------------------------------------------------------------
WASTE DISPOSAL - 0.2%
               Allied Waste North America (JPMorgan Chase Bank)
$      561      4.9375%, 7/21/07 Term C(c)                                            NR/NR         $     539,324
       168      4.625%, 7/21/06 Term B(c)                                             NR/NR               161,797
       561      4.6875%, 7/21/06 Term B(c)                                            NR/NR               539,324
       224      4.875%-4.9375%, 7/21/07 Term C(c)                                     NR/NR               215,730
       298      4.9375%, 7/21/07 Term C(c)                                            NR/NR               287,178
       157      4.625%, 7/21/06 Term B(c)                                             NR/NR               150,856
                                                                                                    -------------
                                                                                                        1,894,209
                                                                                                    =============
Total Loan Participations (cost-$27,797,031)                                                           26,160,871
                                                                                                    =============
U.S. GOVERNMENT - 1.1%
     7,750     United States Treasury Bill
               1.61%-1.62%, 2/11/14-2/11/29 (cost-$7,741,517)                        AAA/Aaa            7,741,517
                                                                                                    -------------
Total Long-Term Investments (cost-$740,723,044)                                                       673,994,753
                                                                                                    =============

SHORT-TERM INVESTMENTS--7.8%

CORPORATE NOTES - 7.6%

BANKING - 0.4%
     3,000     Abbey National North America LLC., 1.75%, 11/7/02                     P1/A1+             2,999,417
                                                                                                    -------------
DIVERSIFIED MANUFACTURING - 0.9%
     7,000     Tyco International Group SA., 2.2275%, 1/31/03                       Ba2/BBB-            6,548,710
                                                                                                    -------------
ENERGY - 0.3%
     2,000     Nevada Power Co., 3.425%, 1/15/03(a)                                  Ba2/BB             1,897,202
                                                                                                    -------------
FINANCIAL SERVICES - 4.4%
       500     CDC Commerical Paper CRP, 1.74%, 11/1/02                               NR/NR               499,517
     3,000     Redwood Capital II Ltd., 4.80625%, 1/2/03(a)(b)                      Baa3/BBB-           2,990,730
     2,750     STEERS-2002-26 Cox, 5.00750%, 11/19/02(a)(b)++                         NR/NR             2,850,607
    25,700     UBS Finance LLC 1.77%-1.78%, 11/1/02                                  AA2/NR            25,692,477
                                                                                                    -------------
                                                                                                       32,033,331
                                                                                                    =============
MISCELLANEOUS - 1.2%
       400     Danske Corp. Ser. A., 1.75%, 11/1/02                                   NR/NR               399,067
     8,400     Golden State Holdings, 2.8225%, 11/1/02(b)                            Ba1/BB+            8,375,455
                                                                                                    -------------
                                                                                                        8,774,522
                                                                                                    =============
OIL & GAS - 0.4%
     1,400     BP America Inc., 1.93%, 11/4/02                                       AA1/Aa1            1,400,000
     2,000     Limestone Electron Trust, 8.625%, 3/15/03(a)                         Baa3/BBB            1,862,416
                                                                                                    -------------
                                                                                                        3,262,416
                                                                                                    =============
Total Corporate Notes (cost-$55,423,911)                                                               55,515,598
                                                                                                    =============

                                                                              11

PIMCO CORPORATE INCOME FUND  SCHEDULE OF INVESTMENTS
October 31, 2002

 PRINCIPAL
    AMOUNT
     (000)                                                                                                VALUE**
-----------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.2%
$1,801         State Street Bank & Trust Co.
               dated 10/31/02, 1.55%, due 11/1/02,
               proceeds:$1,801,078; collateralized by Fannie Mae, 1/30/03,
               valued at $1,837,620 (cost-$1,801,000)                                               $   1,801,000
                                                                                                    -------------
Total Short-Term Investments (cost-$57,224,911)                                                        57,316,598
                                                                                                    =============

TOTAL INVESTMENTS (cost-$797,947,955+) - 100.0%                                                     $ 731,311,351
                                                                                                    =============

NOTES TO SCHEDULE OF INVESTMENTS:

*   Unaudited.
** Long-term debt securities are valued by an independent pricing service authorized by the Board of Trustees.
(a) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. At October 31, 2002, these securities amounted to $135,342,740 or 18.5% of investments.
(b) Floating Rate Security. Interest rate shown is the rate in effect at October 31, 2002. Maturity date shown is the date of the next change.
(c) Private Placement. Restricted as to resale and does not have a readily available market; the aggregate market value of such securities is $38,218,593 or 5.2% of investments.
(d) Security in default.
(e) Participation interests were acquired through the financial institutions indicated parenthetically.
+ The cost basis of securities for federal income tax purposes is $798,348,165. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $12,582,788, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $79,619,602; net unrealized depreciation for federal income tax purposes is $67,036,814.
++  Illiquid security.

GLOSSARY:

NR - Not Rated
REIT - Real Estate Investment Trust
TRACERS - Traded Custody Receipts

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO CORPORATE INCOME FUND  STATEMENT OF ASSETS AND LIABILITIES
October 31, 2002

ASSETS:
Investments, at value (cost-$797,947,955)                           $ 731,311,351
-----------------------------------------------------------------   -------------
Cash (including foreign currency with a value and cost of of $38)             722
-----------------------------------------------------------------   -------------
Interest receivable                                                    13,604,747
-----------------------------------------------------------------   -------------
Interest receivable from swaps                                            152,394
-----------------------------------------------------------------   -------------
Prepaid expenses                                                           28,394
-----------------------------------------------------------------   -------------
 Total Assets                                                         745,097,608
=================================================================   =============

LIABILITIES:
Net unrealized depreciation on swaps                                    8,144,737
-----------------------------------------------------------------   -------------
Dividends payable to common and preferred shareholders                  3,780,495
-----------------------------------------------------------------   -------------
Payable for investments purchased                                       2,734,131
-----------------------------------------------------------------   -------------
Investment management fee payable                                         336,453
-----------------------------------------------------------------   -------------
Payable for forward foreign exchange contracts                             18,323
-----------------------------------------------------------------   -------------
Accrued expenses                                                          101,303
-----------------------------------------------------------------   -------------
 Total Liabilities                                                     15,115,442
-----------------------------------------------------------------   -------------
Preferred shares ($25,000 net asset and liquidation value per share applicable to an aggregate of 12,000 shares issued and
 outstanding)                                                         300,000,000
-----------------------------------------------------------------   -------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                        $ 429,982,166
=================================================================   =============

COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:

COMMON STOCK:
Par value ($0.00001 per share, applicable to 35,106,291 shares
 issued and outstanding)                                            $         351
-----------------------------------------------------------------   -------------
Paid-in-capital in excess of par                                      498,038,316
-----------------------------------------------------------------   -------------
Undistributed net investment income                                     2,787,178
-----------------------------------------------------------------   -------------
Net realized gain on investments                                        3,954,865
-----------------------------------------------------------------   -------------
Net unrealized depreciation of investments, swaps and foreign
 currency transactions                                                (74,798,544)
-----------------------------------------------------------------   -------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                        $ 429,982,166
-----------------------------------------------------------------   -------------
NET ASSET VALUE PER COMMON SHARE                                    $       12.25
=================================================================   =============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO CORPORATE INCOME FUND  STATEMENT OF OPERATIONS
For the period December 21, 2001* through October 31, 2002

INTEREST INCOME:
Interest                                                            $  44,372,689
-----------------------------------------------------------------   -------------

EXPENSES:
Investment management fees                                              4,568,276
-----------------------------------------------------------------   -------------
Auction agent fees and commissions                                        535,326
-----------------------------------------------------------------   -------------
Custodian and accounting agent fees                                       131,569
-----------------------------------------------------------------   -------------
Legal fees                                                                 75,000
-----------------------------------------------------------------   -------------
Audit and tax service fees                                                 61,216
-----------------------------------------------------------------   -------------
Trustees' fees                                                             41,210
-----------------------------------------------------------------   -------------
Reports to shareholders                                                    32,260
-----------------------------------------------------------------   -------------
New York Stock Exchange listing fees                                       26,553
-----------------------------------------------------------------   -------------
Transfer agent fees                                                        25,080
-----------------------------------------------------------------   -------------
Excise tax expense                                                         13,987
-----------------------------------------------------------------   -------------
Insurance expense                                                          11,022
-----------------------------------------------------------------   -------------
Miscellaneous                                                               4,161
-----------------------------------------------------------------   -------------
 Total expenses                                                         5,525,660
-----------------------------------------------------------------   -------------
 Less: investment management fees waived                               (1,218,207)
-----------------------------------------------------------------   -------------
       expense offset                                                      (8,244)
-----------------------------------------------------------------   -------------
 Net expenses                                                           4,299,209
-----------------------------------------------------------------   -------------

NET INVESTMENT INCOME                                                  40,073,480
=================================================================   =============

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
-----------------------------------------------------------------   -------------
 Investments                                                            3,778,383
-----------------------------------------------------------------   -------------
 Swaps                                                                    291,000
-----------------------------------------------------------------   -------------
 Foreign currency transactions                                            (10,885)
-----------------------------------------------------------------   -------------
Net unrealized depreciation of investments, swaps and foreign
 currency transactions                                                (74,798,544)
-----------------------------------------------------------------   -------------
Net realized and unrealized loss on investments                       (70,740,046)
-----------------------------------------------------------------   -------------
NET DECREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS       (30,666,566)
=================================================================   =============
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME               (3,980,497)
-----------------------------------------------------------------   -------------
NET DECREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
 RESULTING FROM INVESTMENT OPERATIONS                               $ (34,647,063)
=================================================================   =============

* Commencement of operations

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO CORPORATE INCOME FUND  STATEMENT OF CHANGES IN NET ASSETS
                             APPLICABLE TO COMMON SHAREHOLDERS

For the period December 21, 2001* through October 31, 2002

INVESTMENT OPERATIONS:
Net investment income                                               $  40,073,480
-----------------------------------------------------------------   -------------
Net realized gain on investments, swaps and foreign currency
 transactions                                                           4,058,498
-----------------------------------------------------------------   -------------
Net unrealized depreciation of investments, swaps and foreign
 currency transactions                                                (74,798,544)
-----------------------------------------------------------------   -------------
 Net decrease in net assets resulting from investment
  operations                                                          (30,666,566)
-----------------------------------------------------------------   -------------
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME               (3,980,497)
-----------------------------------------------------------------   -------------
Net decrease in net assets applicable to common shareholders
 resulting from investment operations                                 (34,647,063)
-----------------------------------------------------------------   -------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM NET INVESTMENT INCOME           (33,423,356)
=================================================================   =============

CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of common stock                            498,151,875
-----------------------------------------------------------------   -------------
Preferred shares underwriting discount charged to paid-in
 capital in excess of par                                              (3,000,000)
-----------------------------------------------------------------   -------------
Common stock and preferred shares offering costs charged to
 paid-in capital in excess of par                                      (1,643,719)
-----------------------------------------------------------------   -------------
Reinvestment of dividends                                               4,444,426
-----------------------------------------------------------------   -------------
 Net increase in capital share transactions                           497,952,582
-----------------------------------------------------------------   -------------
Total increase in net assets                                          429,882,163
=================================================================   =============

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                       100,003
-----------------------------------------------------------------   -------------
End of period (including undistributed net investment income
 of $2,787,178)                                                     $ 429,982,166
=================================================================   =============

COMMON SHARES ISSUED AND REINVESTED:
Issued                                                                 34,775,000
-----------------------------------------------------------------   -------------
Issued in reinvestment of dividends                                       324,310
-----------------------------------------------------------------   -------------
NET INCREASE                                                           35,099,310
=================================================================   =============

* Commencement of operations

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO CORPORATE INCOME FUND  NOTES TO FINANCIAL STATEMENTS
October 31, 2002

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
PIMCO Corporate Income Fund (the "Fund"), was organized as a Massachusetts business trust on October 17, 2001. Prior to commencing operations on December 21, 2001, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended, and the sale and issuance to PIMCO Advisors Fund Management LLC., formerly PIMCO Funds Advisors LLC, (the "Investment Manager") an indirect majority-owned subsidiary of Allianz AG, of 6,981 shares of beneficial interest at an aggregate purchase price of $100,003.

The Fund issued 31,750,000 shares of common stock, in its initial public offering. An additional 3,025,000 shares were issued in connection with the exercise of the underwriters' over-allotment option. These shares were all issued at $15.00 per share before an underwriting discount of $0.675 per share. Offering costs of $1,043,250 (representing $0.03 per share) were offset against the proceeds of the offering and have been charged to paid-in capital in excess of par. The Investment Manager has paid all offering costs (other than the sales load) and organizational expenses exceeding $0.03 per share. In addition, the underwriters commission and offering costs associated with the issuance of Preferred Shares in the amounts of $3,000,000 and $600,469, respectively, have been charged to paid-in capital in excess of par.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Fund:

(a) VALUATION OF INVESTMENTS
Portfolio securities and other assets for which market quotations are readily available are valued each day at market value. Market value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services approved by the Board of Trustees. Any security or other asset for which market quotations are not readily available is valued at fair value as determined in good faith under procedures established by the Board of Trustees. The Fund invests substantially all of its assets in a diversified portfolio of corporate debt obligations of varying maturities and other corporate income-producing securities. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Forward currency contracts are valued at prevailing forward exchange rates of the underlying currencies.

(b) FEDERAL INCOME TAXES
The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year the Fund intends not to be subject to U.S. federal excise tax. Under certain circumstances however, the Fund may determine to retain a portion of its taxable income, if such retention is deemed to be in the best interest of the Fund and its shareholders. In such a circumstance, the Fund may be subject to a 4% excise tax.

The tax character of dividends paid during the period December 21, 2001 (commencement of operations) through October 31, 2002 was:

    Ordinary income                                 $  37,403,853

At October 31, 2002, the Fund had tax basis distributable earnings of:

    Undistributed ordinary income                   $   7,123,930

Net investment income differs for financial statements and tax purposes primarily due to differing treatment of foreign currency transactions and accrued income on defaulted bonds.

Net realized gains differ for financial statements and tax purposes primarily due to differing treatment of wash sales.

PIMCO CORPORATE INCOME FUND  NOTES TO FINANCIAL STATEMENTS
October 31, 2002

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(c) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Market discount, if any, is accreted daily.

(d) DIVIDENDS AND DISTRIBUTIONS -- COMMON STOCK
The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) SWAPS
The Fund may invest in interest rate and credit default swap contracts ("swaps") for investment purposes, manage its interest rates and credit risks and to add leverage to the portfolio.

As a seller in the credit default swap contract, the Fund would be required to pay the par or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as interest income.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of credit default swap contract, the Fund would receive the par or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and charged to interest income by the Fund.

Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net payments of interest on interest rate swap agreements are recorded daily as part of interest income.

Swaps are marked to market daily by the Fund's Investment Manager based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations by the Fund. Payments received or made, if any, upon termination or maturity of the interest rate swaps, net of any basis in the interest rate swaps, is recorded as a realized gain or loss in the Statement of Operations by the Fund. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in the interest rates.

PIMCO CORPORATE INCOME FUND  NOTES TO FINANCIAL STATEMENTS
October 31, 2002

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Credit default swap contracts outstanding at October 31, 2002 were as follows:

                            NOTIONAL
SWAP                         AMOUNT                              FIXED
COUNTERPARTY/              PAYABLE ON                           PAYMENTS         UNREALIZED
REFERENCED DEBT              DEFAULT                        RECEIVED BY THE     APPRECIATION
OBLIGATION                    (000)     TERMINATION DATE          FUND         (DEPRECIATION)
---------------------------------------------------------------------------------------------
JP Morgan Chase
Dynegy Holdings Inc.
 6.875%, 4/1/2011          $    5,000       3/15/2007             3.25%        $   (3,869,630)

Merrill Lynch
General Electric Capital
 Corporation, Revolving
 Credit Facility                4,000       5/19/2004             0.61%                   400

Merrill Lynch
AOL Time Warner Inc.
 0.00%, 12/6/2019              10,000        1/6/2005             2.15%              (916,215)

Merrill Lynch
Dynegy Holdings Inc.
 6.875%, 4/1/2011               5,000       5/13/2007             9.60%            (3,359,592)

Wachovia
Sinclair Broadcast Group
 8.00%, 3/15/2012               3,000       6/30/2004             3.00%                   300
                                                                               --------------
                                                                               $   (8,144,737)
                                                                               ==============

At October 31, 2002, the Fund had no open interest rate swap contracts.

(f) REPURCHASE AGREEMENTS
The Fund may enter into transactions with its custodian bank or securities brokerage firms approved by the Board of Trustees whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(g) FORWARD FOREIGN EXCHANGE CONTRACTS
The Fund enters into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains and losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

PIMCO CORPORATE INCOME FUND  NOTES TO FINANCIAL STATEMENTS
October 31, 2002

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

Forward foreign exchange contract outstanding at October 31, 2002 was as follows:

                                          U.S.$ VALUE ON     U.S.$ VALUE ON      UNREALIZED
SOLD:                                    ORIGINATION DATE   OCTOBER 31, 2002    DEPRECIATION
--------------------------------------------------------------------------------------------
1,842,000 Eurodollars, settling 11/8/02  $      1,805,160   $      1,823,483    $    (18,323)

(h) EXPENSE OFFSET
The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. INVESTMENT MANAGER AND SUB-ADVISER
The Fund has entered into an Investment Management Agreement (the "Agreement") with the Investment Manager to serve as Investment Manager of the Fund. Subject to the supervision of the Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund's business affairs and other administrative matters. Pursuant to the Agreement, the Investment Manager will receive an annual fee, payable monthly, at an annual rate of 0.75% of the Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding. In order to reduce Fund expenses, the Investment Manager has contractually agreed to reimburse the Fund for fees and expenses at the annual rate of 0.20% of the Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of operations through December 31, 2006, and for a declining amount thereafter through December 31, 2009.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the "Sub-Adviser") to manage the Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all investment decisions with respect to the Fund's assets. The Investment Manager (not the Fund) pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.42% of the Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding. The Sub-Adviser had contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager such that the Sub-Adviser will receive 0.30% of the Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of the Fund's operations through December 31, 2006, and will receive an increasing amount thereafter. The Investment Manager informed the Fund that it paid the Sub-Adviser $1,827,310 in connection with its sub-advisory services for the period ended October 31, 2002.

3. INVESTMENTS IN SECURITIES
For the period ended October 31, 2002, purchases and sales of investments, other than short-term securities, were $1,250,005,345 and $494,318,131, respectively.

4. CAPITAL
The Fund has an unlimited amount of common shares with a $0.0001 par value of common stock authorized.

5. AUCTION PREFERRED SHARES
The Fund has issued 2,400 shares of Preferred Shares Series M, 2,400 shares of Preferred Shares Series T, 2,400 shares of Preferred Shares Series W, 2,400 shares of Preferred Shares Series TH, and 2,400 shares of Preferred Shares Series F each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

PIMCO CORPORATE INCOME FUND  NOTES TO FINANCIAL STATEMENTS
October 31, 2002

5. AUCTION PREFERRED SHARES (CONCLUDED)

For the period ended October 31, 2002, the annualized dividend rate ranged from:

                                      HIGH        LOW        AT OCTOBER 31, 2002
--------------------------------------------------------------------------------
Series M                              2.05%       1.80%             1.80%

Series T                              2.10%       1.78%             1.78%

Series W                              2.05%      1.775%            1.775%

Series TH                             2.05%      1.739%             1.80%

Series F                              2.15%       1.70%             1.84%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. SUBSEQUENT DIVIDEND DECLARATIONS -- COMMON SHAREHOLDERS
On November 1, 2002, a dividend of $0.10625 per share was declared to common shareholders payable December 2, 2002 to shareholders of record on November 15, 2002.

On December 2, 2002, a dividend of $0.10625 per share was declared to common shareholders payable December 31, 2002 to shareholders of record on December 13, 2002.

On December 18, 2002, a dividend of $0.10 per share and a short-term capital gain distribution of $0.11450 per share, were declared to common shareholders payable January 10, 2003 to shareholders of record on December 30, 2002.

PIMCO CORPORATE INCOME FUND  FINANCIAL HIGHLIGHTS

For a share of common stock outstanding for the period December 21, 2001* through October 31, 2002

Net asset value, beginning of period                                        $   14.33**
-------------------------------------------------------------------------   -----------

INVESTMENT OPERATIONS:

Net investment income+                                                           1.14
-------------------------------------------------------------------------   -----------

Net realized and unrealized loss on investments                                 (2.02)
-------------------------------------------------------------------------   -----------

Total from investment operations                                                (0.88)
-------------------------------------------------------------------------   -----------

DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                        (0.11)
-------------------------------------------------------------------------   -----------

Net decrease in net assets applicable to common shares resulting
 from investment operations                                                     (0.99)
-------------------------------------------------------------------------   -----------

DIVIDENDS TO COMMON SHAREHOLDERS FROM NET INVESTMENT INCOME                     (0.96)
-------------------------------------------------------------------------   -----------

CAPITAL SHARE TRANSACTIONS:

Common stock offering costs charged to paid-in capital in excess of par+        (0.03)
-------------------------------------------------------------------------   -----------

Preferred shares offering costs/underwriting discount charged to paid-in
 capital in excess of par+                                                      (0.10)
-------------------------------------------------------------------------   -----------

   Total capital share transactions                                             (0.13)
-------------------------------------------------------------------------   -----------

Net asset value, end of period                                              $   12.25
-------------------------------------------------------------------------   -----------

Market price, end of period                                                 $   13.24
-------------------------------------------------------------------------   -----------

TOTAL INVESTMENT RETURN(1)                                                       (5.3)%
-------------------------------------------------------------------------   -----------

RATIOS/SUPPLEMENTAL DATA:

Net assets applicable to common shareholders, end of period (000)           $ 429,982
-------------------------------------------------------------------------   -----------

Ratio of expenses to average net assets(2)(3)(4)(5)                              1.07%
-------------------------------------------------------------------------   -----------

Ratio of net investment income to average net assets(2)(4)(5)                    9.99%
-------------------------------------------------------------------------   -----------

Preferred shares asset coverage per share                                   $  60,826
-------------------------------------------------------------------------   -----------

Portfolio turnover                                                                 77%
-------------------------------------------------------------------------   -----------

*   Commencement of operations.

** Initial public offering price of $15.00 per share less underwriting discount of $0.67 per share.

+   Based on average daily shares outstanding.

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3) Inclusive of expenses offset by earning credits from the custodian bank. (See note 1h in Notes to Financial Statements).

(4) During the period indicated above the Investment Manager waived a portion of its investment management fee. If such a waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.37% (annualized) and 9.69% (annualized), respectively.

(5) Annualized

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO CORPORATE INCOME FUND  REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
PIMCO CORPORATE INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PIMCO Corporate Income Fund (the "Fund") at October 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the period December 21, 2001 (commencement of operations) through October 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
December 17, 2002

PIMCO CORPORATE INCOME FUND

TAX INFORMATION:
Subchapter M of the Internal Revenue Code of 1986, as amended, requires the Fund to advise shareholders within 60 days of the Fund's tax year end (October 31, 2002) as to the federal tax status of dividends and distributions received by shareholders during such tax year. Per share dividends for the tax year ended October 31, 2002 were as follows:

    Dividends to common shareholders from net investment income      $ 0.95625
    Dividends to preferred shareholders from net investment income   $ 311.708

Since the Fund's tax year is not the calendar year, another notification will be sent with respect to calendar year 2002. In January 2003, shareholders will be advised on IRS Form 1099 DIV as to the federal tax status of the dividends received in calendar 2002. The amount that will be reported, will be the amount to use on your 2002 federal income tax return and may differ from the amount which must be reported in connection with the Fund's tax year ended October 31, 2002. Shareholders are advised to consult with their tax advisers as to the federal, state and local tax status of the income received from the Fund.

DIVIDEND REINVESTMENT PLAN:
Pursuant to the Fund's Dividend Reinvestment Plan (the "Plan"), all Common Shareholders whose shares are registered in their own names will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by PFPC Inc., as agent for the Common Shareholders (the "Plan Agent"), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details. All distributions to investors who elect not to participate in the Plan (or whose broker or nominee elects not to participate on the investor's behalf), will be paid cash by check mailed, in the case of direct shareholder, to the record holder by PFPC Inc., as the Fund's dividend disbursement agent.

Unless you (or your broker or nominee) elects not to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1) If Common Shares are trading at or above net asset value on the payment date, the Fund will issue new shares at the greater of (i) the net asset value per Common Share on the payment date or (ii) 95% of the market price per Common Share on the payment date; or

(2) If Common Shares are trading below net asset value (minus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market) on the payment date, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price on the payment date, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market on or shortly after the payment date, but in no event later than the ex-dividend date for the next distribution. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving notice to the Plan Agent. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. The Plan Agent will also furnish each person who buys Common Shares with written instructions detailing the procedures for electing not to participate in the Plan and to instead receive distributions in cash. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

PIMCO CORPORATE INCOME FUND

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from PFPC Inc., 400 Belleview Parkway, Wilmington, DE 19809, telephone number 1-800-331-1710.

OTHER INFORMATION:
Since December 21, 2001 (inception of the Fund), there have been no: (i) material changes in the Fund's investment objectives or policies; (ii) changes to the Fund's charter or by-laws; (iii) material changes in the principal risk factors associated with investment in the Fund; or (iv) change in the person primarily responsible for the day-to-day management of the Fund's portfolio.

PIMCO CORPORATE INCOME FUND  BOARD OF TRUSTEES INFORMATION

BOARD OF TRUSTEES

NAME, AGE, POSITION(S)
HELD WITH FUND AND
ADDRESS                                        PRINCIPAL OCCUPATIONS(S) DURING PAST 5 YEARS
---------------------------------------------  ----------------------------------------------------------------------------------
STEPHEN J. TREADWAY, TRUSTEE, CHAIRMAN,        Managing Director, Allianz Dresdner Asset Management of America L.P.;
CHAIRMAN OF THE BOARD                          Managing Director and Chief Executive Officer, PIMCO Advisors Fund
1345 Avenue of the Americas                    Management LLC; Managing Director and Chief Executive Officer, PIMCO
New York, NY 10105                             Advisors Distributors LLC; Trustee, Chairman, PIMCO Funds: Multi-Manager
Age: 55                                        Series; Chairman, Fixed Income SHares, Trustee, Chairman and President, OCC
TRUSTEE SINCE: 2001                            Accumulation Trust; Director, Chairman, President, OCC Cash Reserves; Trustee,
TRUSTEE/DIRECTOR OF 59 FUNDS IN FUND COMPLEX   Chairman, Chairman of the Board, PIMCO Municipal Income Fund, PIMCO
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND   Municipal Income Fund II, PIMCO California Municipal Income Fund, PIMCO
COMPLEX                                        California Municipal Income Fund II, PIMCO New York Municipal Income Fund,
                                               PIMCO New York Municipal Income Fund II; Chairman, PIMCO Municipal Income
                                               Fund III, PIMCO California Municipal Income Fund III, PIMCO New York Municipal
                                               Income Fund III, PIMCO Corporate Opportunity Fund; Director, Chairman, Chairman
                                               of the Board, Municipal Advantage Fund Inc.; Formerly, Executive Vice President,
                                               Smith Barney, Inc.

PAUL BELICA, TRUSTEE                           Trustee, Fixed Income SHares, PIMCO Municipal Income Fund, PIMCO California
1345 Avenue of the Americas                    Municipal Income Fund, PIMCO New York Municipal Income Fund, PIMCO
New York, NY 10105                             Municipal Income Fund II, PIMCO California Municipal Income Fund II, PIMCO
Age: 80                                        New York Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO
TRUSTEE SINCE: 2001                            California Municipal Income Fund III, PIMCO New York Municipal Income
TRUSTEE OF 12 FUNDS IN FUND COMPLEX            Fund III, PIMCO Corporate Opportunity Fund; Manager, Stratigos Fund, L.L.C.,
TRUSTEE OF 2 FUNDS OUTSIDE OF FUND COMPLEX     Whistler Fund, L.L.C., Xanthus Fund, L.L.C., and Wynstone Fund, L.L.C.; Director,
                                               Student Loan Finance Corp., Education Loans, Inc., Goal Funding, Inc., Surety Loan
                                               Funding, Inc.; Formerly Advisor, Salomon Smith Barney, Inc.; Director, The Central
                                               European Value Fund, Inc.; Deck House Inc., The Czech Republic Fund, Inc.

ROBERT E. CONNOR, TRUSTEE                      Trustee, Fixed Income SHares, PIMCO Municipal Income Fund, PIMCO California
1345 Avenue of the Americas                    Municipal Income Fund, PIMCO New York Municipal Income Fund, PIMCO
New York, NY 10105                             Municipal Income Fund II, PIMCO California Municipal Income Fund II, PIMCO
Age: 68                                        New York Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO
TRUSTEE SINCE: 2001                            California Municipal Income Fund III, PIMCO New York Municipal Income
TRUSTEE/DIRECTOR OF 13 FUNDS IN FUND COMPLEX   Fund III, PIMCO Corporate Opportunity Fund; Director, Municipal Advantage Fund
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND   Inc.; Corporate Affairs Consultant; Formerly, Senior Vice President, Corporate
COMPLEX                                        Office, Salomon Smith Barney Inc.

JOHN J. DALESSANDRO II, TRUSTEE                President and Director, J.J. Dalessandro II Ltd., registered broker-dealer and
1345 Avenue of the Americas                    member of the New York Stock Exchange; Trustee, PIMCO Municipal Income
New York, NY 10105                             Fund, PIMCO California Municipal Income Fund, PIMCO New York Municipal
Age: 65                                        Income Fund, PIMCO Municipal Income Fund II, PIMCO California Municipal
TRUSTEE SINCE: 2001                            Income Fund II, PIMCO New York Municipal Income Fund II, PIMCO Municipal
TRUSTEE OF 10 FUNDS IN FUND COMPLEX            Income Fund III, PIMCO California Municipal Income Fund III, PIMCO New York
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX    Municipal Income Fund III, PIMCO Corporate Opportunity Fund.

HANS W. KERTESS, TRUSTEE                       Consultant, Dain Raucher Inc; Trustee, PIMCO Municipal Income Fund, PIMCO
1345 Avenue of the Americas                    California Municipal Income Fund, PIMCO New York Municipal Income Fund,
New York, NY 10105                             PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II,
Age: 62                                        PIMCO New York Municipal Income Fund II. Formerly, Managing Director,
TRUSTEE SINCE: 2001                            Salomon Brothers; Managing Director, Dain Raucher Inc.
TRUSTEE OF 7 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

R. PETER SULLIVAN III, TRUSTEE                 Trustee, PIMCO Municipal Income Fund, PIMCO California Municipal Income
1345 Avenue of the Americas                    Fund, PIMCO New York Municipal Income Fund, PIMCO Municipal Income
New York, NY 10105                             Fund II, PIMCO California Municipal Income Fund II, PIMCO New York Municipal
Age: 65                                        Income Fund II. Formerly, Managing Partner, Bear Wagner Specialists LLC
TRUSTEE SINCE: 2002                            (formerly, Wagner Stott Mercator LLC), specialist firm on the New York Stock
TRUSTEE OF 7 FUNDS IN FUND COMPLEX             Exchange.
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

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TRUSTEES AND PRINCIPAL OFFICERS

Stephen J. Treadway
   Trustee, Chairman, Chairman of the Board
Paul Belica
   Trustee
Robert E. Connor
   Trustee
John J. Dalessandro II
   Trustee
Hans W. Kertess
   Trustee
R. Peter Sullivan
   Trustee
Brian S. Shlissel
   President & Chief Executive Officer
David C. Hinman
   Vice President
Raymond G. Kennedy
   Vice President
Newton B. Schott, Jr.
   Executive Vice President & Secretary
Lawrence G. Altadonna
   Treasurer, Principal Financial & Accounting Officer

INVESTMENT MANAGER

PIMCO Advisors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR

PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA. 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Corporate Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

Daily information on the Fund is available at www.pimcoadvisors.com or by calling 1-800-331-1710

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PIMCO
ADVISORS